November 22, 2000

                       SUPPLEMENT TO THE PROSPECTUSES FOR
                        PIONEER VARIABLE CONTRACTS TRUST
                         DATED MAY 1 AND OCTOBER 5, 2000
 (SUPERSEDES APPLICABLE SUPPLEMENTS DATED MAY 26, JULY 24 AND OCTOBER 25, 2000)


The following supplements the information presented under the corresponding section of the prospectus.

MANAGEMENT

The next paragraph replaces the section entitled "Pioneer Group":

PIONEER GLOBAL ASSET MANAGEMENT
Pioneer is part of Pioneer Global Asset Management, the asset management subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer Global Asset Management provides investment management and financial services to mutual funds, institutional and other clients. As of October 25, 2000, Pioneer Global Asset Management has over $100 billion in assets under management worldwide, including over $23 billion in assets under management by Pioneer.

THE INVESTMENT ADVISER
Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109.

The firm's U.S. mutual fund investment history includes creating in 1928 one of the first mutual funds.

PORTFOLIO MANAGER
Pioneer's day-to-day managers and investment and research teams may draw upon the research and investment management expertise of Pioneer's affiliate, Pioneer Investment Management Limited.


PROSPECTUSES OFFERING PIONEER REAL ESTATE GROWTH VCT PORTFOLIO:

PORTFOLIO MANAGER
Effective July 17, 2000, day-to-day management of Pioneer Real Estate Growth VCT Portfolio is the responsibility of Jeffrey P. Caira. Mr. Caira joined Pioneer in July 2000 as a vice president and analyst and has been an investment professional since 1998 with a real estate background since 1983. Prior to joining Pioneer, Mr. Caira was a vice president and senior equity analyst for Ferris, Baker Watts Incorporated until 2000 and a vice president and senior equity research analyst for Tucker Anthony from 1998 to 2000. Prior to 1998, he was a project director for Winn Development Company.

Mr. Caira is supervised by Theresa A. Hamacher, chief investment officer of Pioneer. She joined Pioneer in 1997 and has been an investment professional since 1984, most recently as chief investment officer at another investment adviser.


PROSPECTUS OFFERING PIONEER SCIENCE & TECHNOLOGY VCT PORTFOLIO:

PORTFOLIO MANAGER
Thomas Crowley is the portfolio's lead portfolio manager.

PROSPECTUS OFFERING PIONEER AMERICA INCOME, HIGH YIELD, MONEY MARKET AND STRATEGIC INCOME VCT PORTFOLIOS:

PORTFOLIO MANAGER
Sherman Russ intends to retire from Pioneer in December 2000. Kenneth Taubes remains the head of Pioneer's fixed income team.


PROSPECTUSES OFFERING PIONEER EUROPE VCT PORTFOLIO:

PORTFOLIO MANAGER
Effective December 1, 2000, day-to-day management of the portfolio is the responsibility of a team of portfolio managers and analysts supervised by Theresa A. Hamacher, chief investment officer of Pioneer. Ms. Hamacher joined Pioneer in 1997 and has been an investment professional since 1984, most recently as chief investment officer at another investment adviser. This team provides research for the fund and other Pioneer mutual funds with similar objectives or styles. Ms. Hamacher, assisted by Michael P. Bradshaw, is responsible for monitoring the portfolio and implementing the team's decisions. Mr. Bradshaw, a vice president of Pioneer, joined Pioneer in 1997 and has been an investment professional since 1994. Prior to joining Pioneer, Mr. Bradshaw was a research associate for CIBC Wood Gundy Securities, Inc. from 1995 to 1997 and a financial analyst for Canadian Imperial Bank of Commerce from 1994 to 1995. The team may draw upon the research and investment management expertise of Pioneer's affiliate, Pioneer Investment Management Limited.


PROSPECTUSES OFFERING PIONEER GROWTH SHARES VCT PORTFOLIO:

PORTFOLIO MANAGER
Effective November 13, 2000, day-to-day management of the portfolio is the responsibility of a team of portfolio managers and analysts supervised by Theresa A. Hamacher, chief investment officer of Pioneer. Ms. Hamacher joined Pioneer in 1997 and has been an investment professional since 1984, most recently as chief investment officer at another investment adviser. This team provides research for the fund and other Pioneer mutual funds with similar objectives or styles. The analysts on the team are responsible for stock selection. Eric J. Weigel, a senior vice president of Pioneer, is responsible for monitoring the portfolio and implementing the team's decisions. Mr. Weigel joined Pioneer in 1998 and has been an investment professional since 1989. Prior to joining Pioneer, Mr. Weigel was head of global asset allocation and portfolio manager at Chancellor LGT Asset Management from 1994 to 1997 and managed domestic and international portfolios for INVESCO Management and Research from 1993 to 1994. The team may draw upon the research and investment management expertise of Pioneer's affiliate, Pioneer Investment Management Limited.



                                                                    9489-00-1100
                                             (C) Pioneer Funds Distributor, Inc.